Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Other changes [member]
Statement [LineItems]
Adoption of new accounting standards and other presentational changes

Prior year comparatives have been restated to reflect these presentational changes and the impact on the Group income statement for the years ended 31 December 2017 and 31 December 2016 is as follows:

	Year ended 31 December 2017			Year ended 31 December 2016
	Managed leases $m	InterContinental reservations $m	Total $m	Managed leases $m	InterContinental reservations $m	Total $m
Revenue from fee business	(163)	(25)	(188)	(162)	(23)	(185)
Revenue from owned, leased and managed lease hotels	163	—	163	162	—	162
System Fund revenues	—	25	25	—	23	23

Total revenue	—	—	—	—	—	—

Cost of sales	—	25	25	—	23	23
System Fund expenses	—	(25)	(25)	—	(23)	(23)

Operating profit	—	—	—	—	—	—

New standards issued but not yet effective

IFRS 16 [member]
Statement [LineItems]
Adoption of new accounting standards and other presentational changes

If the results for the year ended 31 December 2018 had been reported under IFRS 16, the estimated impacts would have been as follows:

$m
Cost of sales	18
Administrative expenses	33
Depreciation and amortisation	(34)
Interest expense	(19)
Tax	1

Total profit impact	(1)

Leased assets	323
Deferred tax assets	3
Other assets	(2)
Lease liabilities	(431)
Deferred tax liabilities	7
Other liabilities	31

Net assets impact	(69)

IFRS 15 [member]
Statement [LineItems]
Impact of IFRS 15 on Financial Statements

Impact of IFRS 15 and other presentational changes on the Group income statement

	Year ended 31 December 2017
	As previously reported $m	IFRS 15 – Core IHG $m	IFRS 15 – System Fund $m	Other changes (page 114) $m	As restated $m
Revenue from fee business	1,600	(33)	—	(188)	1,379
Revenue from owned, leased and managed lease hotels	184	4	—	163	351
System Fund revenues	—	—	1,217	25	1,242
Reimbursement of costs	—	1,103	—	—	1,103

Total revenue	1,784	1,074	1,217	—	4,075

Cost of sales	(608)	12	—	25	(571)
System Fund expenses	—	—	(1,251)	(25)	(1,276)
Reimbursed costs	—	(1,103)	—	—	(1,103)
Administrative expenses	(328)	(9)	—	—	(337)
Share of gains/(losses) of associates and joint ventures	3	—	—	—	3
Other operating income	11	—	—	—	11
Depreciation and amortisation	(103)	25	—	—	(78)
Operating profit before exceptional items	759	(1)	(34)	—	724
Impairment charges	(18)	—	—	—	(18)
Other exceptional items	22	—	—	—	22

Operating profit	763	(1)	(34)	—	728

Financial income	4	—	—	—	4
Financial expenses	(89)	—	13	—	(76)
Tax	(85)	(28)	(2)	—	(115)

Profit after tax	593	(29)	(23)	—	541

Impact of IFRS 15 on the Group statement of comprehensive income

	Year ended 31 December 2017
	As previously reported $m	IFRS 15 adoption $m	As restated $m
Profit for the year	593	(52)	541
Exchange losses on retranslation of foreign operations, net of related tax credit of $1m	(77)	(11)	(88)
Other items	(47)	—	(47)

Total comprehensive income for the year	469	(63)	406

Impact of IFRS 15 on the Group statement of financial position

	31 December 2017
	As previously reported $m	IFRS 15 adoption $m	As restated $m
Goodwill and other intangible assets	1,467	(500)	967
Deferred tax assets	56	19	75
Contract costs	—	51	51
Contract assets	—	241	241
Other non-current assets	813	—	813

Total non-current assets	2,336	(189)	2,147

Contract costs	—	7	7
Contract assets	—	17	17
Other current assets	839	—	839

Total current assets	839	24	863

Total assets	3,175	(165)	3,010

Loyalty programme liability	(343)	343	—
Trade and other payables	(768)	171	(597)
Deferred revenue	—	(490)	(490)
Other current liabilities	(193)	—	(193)

Total current liabilities	(1,304)	24	(1,280)

Loyalty programme liability	(417)	417	—
Trade and other payables	(121)	85	(36)
Deferred revenue	—	(867)	(867)
Deferred tax liabilities	(157)	56	(101)
Other non-current liabilities	(2,027)	—	(2,027)
Total non-current liabilities	(2,722)	(309)	(3,031)

Total liabilities	(4,026)	(285)	(4,311)

Net liabilities	(851)	(450)	(1,301)

Equity share capital	154	—	154
Capital redemption reserve	10	—	10
Shares held by employee share trusts	(5)	—	(5)
Other reserves	(2,874)	—	(2,874)
Fair value reserve	79	—	79
Currency translation reserve	373	4	377
Retained earnings	1,405	(454)	951

IHG shareholders’ equity	(858)	(450)	(1,308)

Non-controlling interest	7	—	7

Total equity	(851)	(450)	(1,301)

Impact of IFRS 15 on the Group statement of cash flows

	Year ended 31 December 2017
	As previously reported $m	IFRS 15 adoption $m	As restated $m
Profit for the year	593	(52)	541
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs	263	45	308
Cash flow from operations before contract acquisition costs	856	(7)	849
Contract acquisition costs, net of repayments	—	(57)	(57)

Cash flow from operations	856	(64)	792

Interest paid	(76)	7	(69)
Interest received	1	—	1
Tax paid on operating activities	(147)	—	(147)

Net cash from operating activities	634	(57)	577

Purchase of intangible assets	(229)	57	(172)
Other cash flows from investing activities	(34)	—	(34)

Net cash from investing activities	(263)	57	(206)

Net cash from financing activities	(446)	—	(446)

Net movement in cash and cash equivalents in the year	(75)	—	(75)

Cash and cash equivalents at beginning of the year	117	—	117
Exchange rate effects	16	—	16

Cash and cash equivalents at end of the year	58	—	58

Impact of IFRS 15 on Basic and Diluted Earnings per Ordinary Share

Impact of IFRS 15 on basic and diluted earnings per ordinary share

	Year ended 31 December 2017
	As previously reported cents	IFRS 15 adoption cents	As restated cents
Basic earnings per ordinary share	306.7	(26.9)	279.8
Diluted earnings per ordinary share	305.2	(26.8)	278.4